TCW Funds, Inc.

Supplement Dated June 17, 2013 to the

Statement of Additional Information Dated February 28, 2013, As Amended

Disclosure relating to the TCW Growth Fund (the “Fund”)

Effective May 24, 2013, Jason Maxwell has been added to the portfolio management teams of the Fund. Therefore, effective May 24, on page 52, under the heading “Portfolio Management – Ownership of Securities and Other Managed Accounts,” the following is added:

Portfolio Manager	None	$1 to $10 K	$10K to $50 K	$50K to $100 K	$100K to $500 K	$500K to $1 Mill	Over $1 Mill

Jason Maxwell[1]	X

[1]	Information for Mr. Maxwell is provided as of May 24, 2013.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Jason Maxwell[1]	0	$0	0	$0	0	$0

[1]	For Mr. Maxwell, the number of accounts is provided as of May 24, 2013, and total assets are provided as of May 24, 2013.

	Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Jason Maxwell[1]	0	$0	0	$0	0	$0

[1]	For Mr. Maxwell, the number of accounts is provided as of May 24, 2013, and total assets are provided as of May 24, 2013.

Effective May 24, 2013, Anthony Valencia will no longer serve as a portfolio manager of the Fund and will be deleted from the tables referenced above.

Please retain this Supplement with your Statement of Additional Information for future reference.